Other Expense, Net	12 Months Ended
Dec. 31, 2025
Other Expense, Net
Other Expense, Net
22.	Other Expense, Net

Other (expense) income for the years ended December 31, 2025, 2024 and 2023, is analyzed as follows:

	2025		2024		2023
(Loss) gain on disposition of property and equipment	Ps.	(706,583)	Ps.	(622,233)	Ps.	48,036
Dismissal severance expense (1)		(420,774)		(776,069)		(1,003,358)
Legal and financial advisory and professional services (2)		(199,331)		(1,048,698)		(265,310)
Donations		(15,000)		(30,000)		(30,000)
Recovery of an insurance claim		372,991		—		—
Write-off of unrecoverable indirect taxes, net (3)		—		(1,151,869)		—
Impairment adjustments (4)		—		(3,064,319)		—
Surcharges for payments of income taxes from prior years (5)		—		(405,916)		—
Gain on sale of property (6)		—		2,582,339		—
Interest income related to Asset Tax recovered from prior years		—		182,923		315,778
Expense related to Hurricane “Otis” (7)		—		—		(329,721)
Deferred compensation plan liability (8)		—		—		337,450
Other, net		(45,127)		(221,058)		13,324
		(1,013,824)		(4,554,900)		(913,801)

(1)	Included severance expenses for dismissals of personnel in the Group’s Telecom segment, as a part of a continued cost reduction plan.
(2)	Included primarily advisory and professional services in connection with certain litigation, financial advisory, and other matters. In 2024, included a provision for legal expenses in the amount of Ps.772,157 (see Notes 3 and 20).
(3)	In 2024, the Group made a net write-off of unrecoverable indirect taxes.
(4)	In 2024, included impairment adjustments of Ps.450,000 in goodwill, and Ps.2,614,319 in intangible assets with indefinite useful lives and other long-lived assets (see Notes 2(s), 11, 12 and 13).
(5)	In 2024, included surcharges for income taxes in connection with income tax assessments made by the Mexican Tax authority for prior years.
(6)	In 2023 some companies in the Group sold property to companies in the Group’s former Other Businesses segment, which gain on sale of property became realized on January 31, 2024, in connection with the Spin-off carried on by the Company on that date (see Note 3).
(7)	In 2023, includes non-recurring expense related to damage caused by Hurricane “Otis”.
(8)	In the fourth quarter of 2023, the Group cancelled a deferred compensation plan for certain officers and recognized an income for the write-off of the related liability.